Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Defined Benefit Plan

	Defined benefit obligation			Fair value of plan assets			Net defined benefit obligation
	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m
At 1 January	92	103	96	–	–	–	92	103	96
Recognised in profit or loss
Interest expense	2	2	3	–	–	–	2	2	3
	2	2	3	–	–	–	2	2	3
Recognised in other comprehensive income
Actuarial (gain)/loss arising from changes in:
Demographic assumptions	(1)	(3)	(3)	–	–	–	(1)	(3)	(3)
Financial assumptions	(22)	(3)	10	–	–	–	(22)	(3)	10
Experience adjustments	2	(1)	1	–	–	–	2	(1)	1
Re-measurement (gain)/loss	(21)	(7)	8	–	–	–	(21)	(7)	8
Exchange adjustments	(2)	(1)	2	–	–	–	(2)	(1)	2
	(23)	(8)	10	–	–	–	(23)	(8)	10
Other
Group contributions	–	–	–	(5)	(5)	(6)	(5)	(5)	(6)
Benefits paid	(5)	(5)	(6)	5	5	6	–	–	–
	(5)	(5)	(6)	–	–	–	(5)	(5)	(6)
At 31 December	66	92	103	–	–	–	66	92	103

Comprising:
UK plan	18	30	31	–	–	–	18	30	31
US plans	35	45	50	–	–	–	35	45	50
US post-retirement plan	13	17	22	–	–	–	13	17	22
	66	92	103	–	–	–	66	92	103

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2022%	2021%	2020%
UK plan only:
Pension increases	3.2	3.4	3.0
Inflation rate	3.2	3.4	3.0

Discount rate:
UK plan	5.0	1.8	1.4
US plans	4.9	2.4	1.9
US post-retirement plan	4.9	2.4	2.0

US healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2032)	6.9	6.2	6.4
Post-65 (ultimate rate reached in 2032)	7.3	6.5	6.8
Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age
The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

		UK			US
		2022 years	2021 years	2020 years	2022 years	2021 years	2020 years
Current pensioners at 65 a	– male	24	24	24	22	22	22
	– female	26	26	26	23	23	23
Future pensioners at 65 b	– male	25	25	25	23	23	23
	– female	27	28	28	25	25	24

a	Relates to assumptions based on longevity following retirement at the end of the reporting period.

b	Relates to assumptions based on longevity relating to an employee retiring in 2042.

Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions	The sensitivity analysis below relates to the increase/(decrease) in the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		2022 $m	2021 a $m
Discount rate	1% decrease	6.6	11.4

	1% increase	(5.4)	(11.2)
Inflation rate	0.25% decrease	(0.5)	(1.2)

	0.25% increase	0.6	1.3
Mortality rate	One-year increase	2.5	5.1
Healthcare costs trend rate	1% decrease	(0.8)	(1.2)

	1% increase	0.8	1.3

a	2021 sensitivities have been re-presented to show the effect of a 1% change in discount rate, consistent with 2022.

Summary of Estimated Future Benefit Payments

	2022 $m	2021 $m
Within one year	5	5
Between one and five years	20	21
More than five years	89	96
	114	122

	2022 years	2021 years
UK plan	14.0	19.0
US plans	7.6	9.0
US post-retirement plan	8.0	9.4